Business Segment Information (Details Textual)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Segment Information (Textual) [Abstract]
Percentage rate of company's revenue	7.00%	9.00%	11.00%